Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets (Parenthetical) (Detail)
¥ in Thousands, $ in Thousands
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity, Primary Beneficiary [Member]
Net asset balance	$ 65,647	¥ 428,351	¥ 254,518